Financial instruments: valuation - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of liabilities
Fair value, Financial liabilities	£ 149,577	£ 167,807
Level 1
Fair value of liabilities
Fair value, Financial liabilities	7,464	20,507
Level 2
Fair value of liabilities
Fair value, Financial liabilities	141,137	146,691
Level 3
Fair value of liabilities
Fair value, Financial liabilities	976	609	£ 894
Deposits by banks
Fair value of liabilities
Financial Liabilities	20,441	26,279
Financial liabilities (other)
Fair value of liabilities
Financial Liabilities	49,107	49,326
Financial liabilities, subordinated
Fair value of liabilities
Financial Liabilities	6,260	8,429
Fair value, Financial liabilities	345	703
Financial liabilities, subordinated | Level 2
Fair value of liabilities
Fair value, Financial liabilities	345	703
Notes in circulation
Fair value of liabilities
Financial Liabilities	3,218	3,047
Items where fair value approximates carrying value | Deposits by banks | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	4,700	4,900
Items where fair value approximates carrying value | Customer deposits | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	407,000	442,400
Items where fair value approximates carrying value | Settlement balances liabilities | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	2,000	2,100
Items where fair value approximates carrying value | Notes in circulation | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities		3,000
Fair value, Financial liabilities	3,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	15,700	21,400
Fair value, Financial liabilities	15,300	21,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Level 2 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	13,100	18,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Level 3 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	2,200	2,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	43,300	37,400
Fair value, Financial liabilities	43,300	37,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Level 2 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	12,700	18,100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Level 3 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	30,600	19,500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial liabilities - debt securities in issue | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	46,700	47,700
Fair value, Financial liabilities	46,100	48,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial liabilities - debt securities in issue | Level 2 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	40,700	41,400
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial liabilities - debt securities in issue | Level 3 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	5,400	7,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	5,900	7,700
Fair value, Financial liabilities	5,600	8,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Level 2 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	5,500	8,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Level 3 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	£ 100	£ 100